AMOUNT DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
AMOUNT DUE TO RELATED PARTIES
Schedule Of Due To Related Parties
	As of December 31, 2021	As of December 31, 2020

Related parties payable	$745,532	$276,501
Related party loan	-	140,000
Director fee payable	360,000	-
	$1,105,532	$416,501